Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Noncurrent Financial Assets
Debt instruments at amortized cost	₱ 596	₱ 400
Other financial assets – net of current portion	3,489	3,099
Total	3,851	3,067
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	217,288	241,075
Customers' deposits	2,313	2,270
Total	203,459	244,568
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	596	400
Other financial assets – net of current portion	3,489	3,099
Total	4,085	3,499
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	217,288	241,075
Customers' deposits	2,313	2,270
Deferred credits and other noncurrent liabilities	363	398
Total	219,964	243,743
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	573	403
Other financial assets – net of current portion	3,278	2,664
Total	3,851	3,067
Noncurrent Financial Liabilities
Long-term debt (Notes 28 and 29)	201,703	242,545
Customers' deposits	1,449	1,619
Deferred credits and other noncurrent liabilities	307	404
Total	₱ 203,459	₱ 244,568